Acquisitions	12 Months Ended
Dec. 31, 2025
Acquisitions
Acquisitions

12 Acquisitions

Accounting policy

Goodwill, being the excess of the consideration over the net tangible and intangible assets acquired, represents benefits which do not qualify for recognition as intangible assets, including: the ability of a business to generate higher returns than individual assets; skilled workforces; and acquisition synergies that are specific to the Group. In addition, goodwill arises on the recognition of deferred tax liabilities in respect of intangible assets for which amortisation does not qualify for tax deductions.

During the year, a number of acquisitions were made. The net assets of the businesses acquired are incorporated at their fair value to the Group. The fair values of the consideration given and of the assets and liabilities acquired are summarised below.

	Fair value 2023 GBPm	Fair value 2024 GBPm	Fair value 2025 GBPm
Goodwill	68	146	140
Intangible assets	64	72	134
Property, plant and equipment	1	-	-
Current assets	3	6	3
Current liabilities	(10)	(14)	(6)
Borrowings	-	-	(2)
Deferred tax	(6)	(15)	(25)
Net assets acquired	120	195	244
Consideration (after taking account of £1m net cash acquired (2024: £7m; 2023: £4m))	120	195	244
Change in consideration deferred to future years and changes in contingent consideration relating to prior year acquisitions	(12)	(30)	(2)
Net cash flow	108	165	242

During 2025, RELX completed several acquisitions, including acquisition of non-controlling interest, for total consideration of £270m (2024: £195m). Total consideration on acquisitions was £243m (2024: £188m) adjusted for cash acquired. Total cash spent on acquisitions was £260m (2024: £170m) reflecting timing of deferred consideration of £18m (2024: £5m) for past and current year acquisitions.

The businesses acquired in 2025 contributed £12m to revenue, had no impact to adjusted operating profit, decreased net profit by £7m (after charging £8m of integration costs and amortisation of acquired intangibles) and decreased net cash inflow from operating activities by £11m for the part year under the Group’s ownership and before taking account of acquisition financing costs. Had the businesses been acquired at the beginning of the year, on a pro forma basis the Group revenues, adjusted operating profit and net profit attributable to shareholders for the year would have been £9,592m, £3,341m and £2,064m respectively, before taking account of acquisition financing costs.